GENERAL (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net loss		$ (3,084)	$ (7,531)	$ (13,664)	$ (16,494)	$ (22,133)	$ (19,569)	$ (12,736)
Accumulated deficit		249,547		249,547		235,883	213,750
Cash flow from operations				(17,749)	$ (16,183)	(20,667)	(17,891)	$ (11,469)
Cash and cash equivalents		$ 10,653		$ 10,653		$ 28,083	$ 67,896
Alterg Inc [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 19,000